Property and equipment, net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses for property and equipment	$ 2,599,961	$ 3,066,565	$ 3,470,338
Leasehold improvement disposals	325,341	529,187
Property, Plant and Equipment, Gross, Total	28,170,749	43,690,913
Property, Plant and Equipment, Net, Total	16,615,300	26,840,184
Gain (Loss) on Disposition of Property Plant Equipment, Total	787,160	(1,085,910)	$ (78,534)
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	325,341	$ 529,187
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	6,076,530
Property, Plant and Equipment, Net, Total	3,808,471
Apartment Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	426,220
Property, Plant and Equipment, Net, Total	192,504
Proceeds from Sale of Buildings	3,195,454
Apartment Building [Member] | Other Income [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment, Total	$ 1,739,443